UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2018

Date of reporting period:	3/31/2018

Item 1. Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.
Schedule of Investments as of March 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 97.9%
Asset-Backed Securities 9.1%
Collateralized Loan Obligations
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.212%(c)	10/15/28	20,000	$ 20,076,270
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.970(c)	10/13/30	5,000	5,024,363
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.002(c)	07/15/29	20,000	20,105,190
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-02A, Class A1LR, 144A, 3 Month LIBOR + 0.980%	2.819(c)	02/17/26	20,000	20,008,088
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	2.982(c)	07/16/29	40,000	40,191,256

Avery Point CLO Ltd. (Cayman Islands), Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980%	2.711(c)	07/17/26	35,000	34,999,485
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.590%	3.312(c)	10/15/28	10,000	10,116,296
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.972(c)	07/15/29	34,100	34,274,872
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.597(c)	10/15/30	15,000	15,075,245

CIFC Funding Ltd. (Cayman Islands), Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.633(c)	10/24/30	14,000	14,140,871
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	2.950(c)	10/15/29	10,000	10,008,061
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%	2.612(c)	04/15/27	10,000	10,012,926
Galaxy CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR, 144A, 3 Month LIBOR + 1.400%	3.122(c)	07/15/26	10,000	10,008,271
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597(c)	10/23/29	40,000	40,233,716

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1, 144A, 3 Month LIBOR + 1.500%	3.245%(c)	07/20/27	45,000	$ 45,176,706
KVK CLO Ltd. (Cayman Islands), Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.180%	2.902(c)	07/15/26	32,000	32,064,630
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324(c)	04/25/31	10,000	9,999,810
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.036(c)	02/20/31	15,000	15,024,248
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%	3.495(c)	04/20/28	20,000	20,361,466
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.959(c)	10/12/30	45,000	45,373,693
Series 2015-09A, Class A1A, 144A, 3 Month LIBOR + 1.460%	3.182(c)	07/15/27	26,000	26,020,244

Ocean Trails CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 0.900%	2.720(c)	08/13/25	33,797	33,808,716
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.982(c)	07/15/30	40,000	40,434,756
OZLM Funding Ltd. (Cayman Islands), Series 2012-02A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.207(c)	10/30/27	25,000	25,004,067
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.017(c)	10/30/30	35,000	35,206,020
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	2.932(c)	10/15/30	15,000	15,084,693
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.722(c)	12/20/28	20,000	20,115,044
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	2.619(c)	10/17/30	35,000	35,325,797

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.985(c)	07/20/30	20,000	20,096,200

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	2.822%(c)	01/26/31	10,000	$ 9,994,414
Telos CLO Ltd. (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.031(c)	07/17/26	20,000	20,008,562
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.050%	2.795(c)	07/20/27	5,000	5,001,285
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	2.952(c)	07/15/29	40,000	40,140,572
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%	3.445(c)	10/25/28	10,000	10,015,923
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.395(c)	10/20/28	20,000	20,090,214
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.626(c)	10/20/29	40,000	40,079,476
West CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.160%	2.953(c)	11/07/25	18,234	18,236,928
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920%	2.654(c)	07/18/26	45,000	44,990,617

Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.012(c)	04/15/30	25,000	25,331,055
Total Asset-Backed Securities (cost $932,784,349)				937,260,046
Bank Loans 0.4%
Oil & Gas Services 0.1%
Calpine Corp., Term Loan (2017), 1 Month LIBOR + 1.750%	3.630(c)	12/31/19	7,425	7,423,841

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Software 0.3%
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.380%(c)	12/31/18	13,476	$ 13,466,767
First Data Corp., 2020 Term A Loan, 1 Month LIBOR + 1.750%	3.620(c)	06/02/20	18,750	18,739,950
				32,206,717
Total Bank Loans (cost $39,462,281)				39,630,558
Commercial Mortgage-Backed Securities 3.1%
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A3,	3.061	02/10/48	12,750	12,667,411
Series 2016-C02, Class A2,	1.846	08/10/49	15,097	14,527,002
Commercial Mortgage Trust,
Series 2012-CR04, Class A2,	1.801	10/15/45	1,430	1,379,007
Series 2014-CR18, Class A3,	3.528	07/15/47	7,400	7,488,664
Series 2014-CR19, Class A3,	3.530	08/10/47	14,824	14,931,511
Series 2015-CR22, Class A3,	3.207	03/10/48	27,750	27,902,106
Series 2015-DC01, Class A3,	3.219	02/10/48	20,000	19,813,406
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3,	3.526	08/10/46	17,475	17,665,638
Series 2014-GC20, Class A3,	3.680	04/10/47	15,809	15,991,597
Series 2014-GC22, Class A3,	3.516	06/10/47	20,000	20,278,360
Series 2014-GC24, Class A3,	3.342	09/10/47	10,000	10,044,911
Series 2015-GC28, Class A3,	3.307	02/10/48	8,225	8,215,473
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A3,	3.435	08/15/47	15,000	15,047,951
Series 2015-C28, Class A2,	2.773	10/15/48	19,754	19,703,529
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A3,	2.475	12/15/47	3,949	3,945,016
Series 2013-C13, Class A3,	3.525	01/15/46	10,000	10,093,421
Series 2013-C16, Class A2,	3.070	12/15/46	5,488	5,494,389
Series 2014-C20, Class A3A1,	3.472	07/15/47	20,000	20,229,332
Series 2016-JP03, Class A3,	2.523	08/15/49	16,726	15,920,800
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class A4,	3.091	08/10/49	90	89,745
Series 2012-C04, Class A3,	2.533	12/10/45	28,570	28,326,689
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2,	3.531	07/15/46	10,000	10,112,984
Series 2015-LC20, Class A3,	3.086	04/15/50	16,633	16,588,751

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2015-NXS01, Class A3,	3.058%	05/15/48	5,791	$ 5,702,164

Total Commercial Mortgage-Backed Securities (cost $329,878,372)				322,159,857
Corporate Bonds 85.1%
Aerospace/Defense 0.2%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750	10/11/21	5,936	6,222,586
Harris Corp.,
Sr. Unsec’d. Notes	1.999	04/27/18	3,445	3,444,158
Sr. Unsec’d. Notes	2.700	04/27/20	8,270	8,197,222

United Technologies Corp., Jr. Sub. Notes	1.778	05/04/18	5,055	5,050,674
				22,914,640
Agriculture 1.3%
Altria Group, Inc., Gtd. Notes	9.250	08/06/19	9,353	10,138,334
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A	2.297	08/14/20	10,000	9,804,501
Gtd. Notes, 144A	2.764	08/15/22	38,610	37,345,320

Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950	07/21/20	25,925	25,739,205
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	2.300	06/12/18	31,845	31,828,817
Gtd. Notes	3.250	06/12/20	4,905	4,905,472
Gtd. Notes	6.875	05/01/20	13,185	14,140,577
				133,902,226
Airlines 1.2%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	2,132	2,136,366
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	28,633	29,778,223
Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-Through Certificates	6.545	08/02/20	786	804,996
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	41	44,261

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	13,150	$ 14,073,506
Continental Airlines 2009-2 Class A Pass-Through Trust, Pass-Through Certificates	7.250	05/10/21	9,483	10,010,199
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22	2,123	2,174,769
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	3,964	4,378,109
Delta Air Lines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	6.200	01/02/20	1,961	1,972,769
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20	8,002	8,103,345
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300	10/15/20	981	999,481
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	11/07/21	5,852	5,970,970
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.600	12/04/20	12,875	12,632,856
Sr. Unsec’d. Notes	2.875	03/13/20	8,462	8,406,862
Sr. Unsec’d. Notes	3.625	03/15/22	15,975	15,955,359

Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20	7,235	7,158,985
				124,601,056
Auto Manufacturers 4.2%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850	09/15/21	17,495	16,775,032
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200	05/05/20	5,275	5,176,806
Gtd. Notes, 144A	2.250	03/02/20	10,125	9,966,077
Gtd. Notes, 144A	2.375	08/01/18	15,000	14,991,603
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.343	11/02/20	5,000	4,868,568
Sr. Unsec’d. Notes	2.375	03/12/19	19,450	19,343,517
Sr. Unsec’d. Notes	2.459	03/27/20	22,930	22,603,145
Sr. Unsec’d. Notes	2.551	10/05/18	6,570	6,564,289
Sr. Unsec’d. Notes	3.157	08/04/20	12,740	12,681,733
Sr. Unsec’d. Notes(a)	3.200	01/15/21	15,548	15,419,926
Sr. Unsec’d. Notes	3.336	03/18/21	14,025	13,941,887
Sr. Unsec’d. Notes	3.339	03/28/22	34,510	33,956,275

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	5.000%	05/15/18	45,956	$ 46,066,271
Sr. Unsec’d. Notes	5.750	02/01/21	4,160	4,400,845
Sr. Unsec’d. Notes, MTN	2.943	01/08/19	19,740	19,744,189

General Motors Co., Sr. Unsec’d. Notes	3.500	10/02/18	39,500	39,557,850
General Motors Financial Co., Inc.,
Gtd. Notes	3.100	01/15/19	11,500	11,512,381
Gtd. Notes	3.150	01/15/20	14,815	14,808,745
Gtd. Notes	3.150	06/30/22	21,060	20,614,862
Gtd. Notes	3.200	07/06/21	10,175	10,086,933
Gtd. Notes	3.250	05/15/18	6,975	6,976,790
Gtd. Notes	3.450	01/14/22	7,980	7,951,648
Gtd. Notes	3.700	11/24/20	14,000	14,126,859
Gtd. Notes	3.700	05/09/23	10,025	9,951,954
Gtd. Notes	3.950	04/13/24	20,000	19,830,189
Gtd. Notes	4.375	09/25/21	9,739	10,010,617

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.400	09/15/19	18,145	18,004,456
				429,933,447
Auto Parts & Equipment 0.3%
Aptiv PLC, Gtd. Notes	3.150	11/19/20	16,465	16,434,886
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A(a)	4.000	04/29/20	5,179	5,230,790
Gtd. Notes, 144A	4.500	04/29/22	6,897	6,983,212
				28,648,888
Banks 23.6%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.125	02/23/23	6,600	6,396,161
Sr. Unsec’d. Notes	3.500	04/11/22	13,600	13,537,503
Bank of America Corp.,
Jr. Sub. Notes, Series K, 3 Month LIBOR + 3.630%	5.397(c)	12/31/49	10,601	10,601,000
Jr. Sub. Notes, Series M	8.125	12/31/49	10,000	10,040,000
Jr. Sub. Notes, Series V	5.125	12/31/49	15,000	15,172,500
Sr. Unsec’d. Notes	3.366	01/23/26	17,585	17,106,639
Sr. Unsec’d. Notes, 144A	3.004	12/20/23	55,063	54,008,952
Sr. Unsec’d. Notes, GMTN	2.625	04/19/21	50,185	49,434,465
Sr. Unsec’d. Notes, MTN	3.124	01/20/23	42,000	41,579,899
Sr. Unsec’d. Notes, MTN	5.650	05/01/18	5,000	5,012,598

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	6.875%	04/25/18	30,840	$ 30,919,929
Sr. Unsec’d. Notes, Series L, MTN	2.250	04/21/20	5,845	5,759,940
Sr. Unsec’d. Notes, Series L, MTN	2.600	01/15/19	5,346	5,351,261
Sr. Unsec’d. Notes, Series L, MTN	2.650	04/01/19	12,435	12,428,552

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050	05/03/21	24,550	23,832,984
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.200	08/10/21	13,465	13,304,322
Sr. Unsec’d. Notes	3.250	01/12/21	15,835	15,721,020
Sr. Unsec’d. Notes	3.684	01/10/23	33,085	32,797,713
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	27,711	27,161,806
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	30,530	30,287,878
BPCE SA (France),
Gtd. Notes, 144A, MTN(a)	3.000	05/22/22	6,910	6,767,903
Gtd. Notes, MTN	2.500	07/15/19	10,000	9,944,540
Sr. Unsec’d. Notes, 144A, MTN	2.750	01/11/23	36,480	35,214,481

Capital One Financial Corp., Sr. Unsec’d. Notes	2.450	04/24/19	12,075	12,020,950
Capital One NA,
Sr. Unsec’d. Notes	2.250	09/13/21	38,490	37,030,385
Sr. Unsec’d. Notes	2.400	09/05/19	12,135	12,021,766

CIT Group, Inc., Sr. Unsec’d. Notes	3.875	02/19/19	20,000	20,120,000
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	12/31/49	19,535	20,243,339
Jr. Sub. Notes, Series R	6.125	12/31/49	6,810	7,164,801
Sr. Unsec’d. Notes(a)	2.350	08/02/21	18,000	17,477,642
Sr. Unsec’d. Notes	2.500	09/26/18	10,245	10,241,936
Sr. Unsec’d. Notes	2.500	07/29/19	19,810	19,729,452
Sr. Unsec’d. Notes	2.550	04/08/19	23,100	23,076,829
Sr. Unsec’d. Notes	2.700	03/30/21	78,185	77,069,477
Sr. Unsec’d. Notes	2.700	10/27/22	20,000	19,347,000
Sr. Unsec’d. Notes	2.750	04/25/22	26,030	25,356,130
Sr. Unsec’d. Notes	2.876	07/24/23	14,860	14,459,607
Sr. Unsec’d. Notes	3.142	01/24/23	25,000	24,698,240
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	1.700	04/27/18	8,230	8,227,119
Sr. Unsec’d. Notes	3.000	10/29/21	18,996	18,808,574
Sr. Unsec’d. Notes, GMTN	2.300	05/28/19	18,899	18,778,559

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	2.750%	03/26/20	20,250	$ 20,054,848
Gtd. Notes	3.125	12/10/20	5,000	4,972,162
Gtd. Notes	3.800	06/09/23	25,000	25,047,358

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A, MTN	2.800	03/10/21	12,760	12,598,029
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150	01/22/21	12,915	12,722,447
Sr. Unsec’d. Notes	3.950	02/27/23	19,320	19,265,138
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	13,895	13,733,789

Discover Bank, Sr. Unsec’d. Notes	3.350	02/06/23	9,710	9,555,882
Fifth Third Bank,
Sr. Unsec’d. Notes	2.300	03/15/19	6,250	6,223,925
Sr. Unsec’d. Notes	2.375	04/25/19	7,620	7,591,253

First Horizon National Corp., Sr. Unsec’d. Notes	3.500	12/15/20	13,890	13,964,832
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L	5.700	12/31/49	9,925	10,111,094
Jr. Sub. Notes, Series M	5.375	12/31/49	9,610	9,865,434
Jr. Sub. Notes, Series P	5.000	12/31/49	5,000	4,862,500
Sr. Unsec’d. Notes	2.350	11/15/21	8,210	7,916,377
Sr. Unsec’d. Notes	2.600	04/23/20	16,000	15,851,251
Sr. Unsec’d. Notes	2.875	02/25/21	38,750	38,353,681
Sr. Unsec’d. Notes	2.900	07/19/18	16,050	16,072,986
Sr. Unsec’d. Notes	2.908	06/05/23	48,970	47,659,289
Sr. Unsec’d. Notes	3.000	04/26/22	39,760	39,041,386
Sr. Unsec’d. Notes	6.150	04/01/18	24,250	24,250,000
Sr. Unsec’d. Notes, GMTN	5.375	03/15/20	10,000	10,426,999
Sr. Unsec’d. Notes, GMTN	7.500	02/15/19	39,872	41,476,212
Sr. Unsec’d. Notes, MTN	2.905	07/24/23	25,800	25,091,200

HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	1.500	05/15/18	5,000	4,994,600
HSBC Bank USA NA, Sub. Notes	4.875	08/24/20	12,865	13,320,563
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.650	01/05/22	18,420	17,909,537
Sr. Unsec’d. Notes	3.033	11/22/23	9,470	9,244,674
Sr. Unsec’d. Notes	3.262	03/13/23	33,335	32,901,548

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600	08/02/18	13,660	13,657,655

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375%	01/12/23	31,245	$ 30,502,549
JPMorgan Chase & Co.,
Jr. Sub. Notes	4.625	12/31/49	11,600	11,049,000
Jr. Sub. Notes, Series I	7.900	12/31/49	14,000	14,071,400
Jr. Sub. Notes, Series Q	5.150	12/31/49	10,000	9,991,000
Jr. Sub. Notes, Series V(a)	5.000	12/31/49	20,000	20,178,000
Sr. Unsec’d. Notes	2.250	01/23/20	40,425	39,933,805
Sr. Unsec’d. Notes	2.400	06/07/21	29,670	28,961,403
Sr. Unsec’d. Notes	2.776	04/25/23	25,230	24,642,031
Sr. Unsec’d. Notes	4.250	10/15/20	14,475	14,895,158
Sr. Unsec’d. Notes	6.300	04/23/19	65,200	67,650,216
Sub. Notes	3.375	05/01/23	10,000	9,873,181

KeyBank NA, Sr. Unsec’d. Notes	2.500	12/15/19	16,025	15,925,819
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	1.750	05/14/18	8,350	8,342,811
Gtd. Notes	2.700	08/17/20	7,494	7,416,507
Gtd. Notes, 144A, MTN	5.800	01/13/20	36,720	38,474,027

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.907	11/07/23	21,300	20,533,778
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300	01/30/19	13,960	13,905,743
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.455	03/02/23	15,000	14,972,056
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450	04/16/19	17,955	17,874,515
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	12/31/49	17,375	17,688,097
Jr. Sub. Notes, Series J	5.550	12/31/49	4,700	4,845,794
Sr. Unsec’d. Notes	2.650	01/27/20	19,700	19,578,658
Sr. Unsec’d. Notes	5.750	01/25/21	20,526	21,875,034
Sr. Unsec’d. Notes, GMTN	2.375	07/23/19	2,380	2,362,741
Sr. Unsec’d. Notes, GMTN	2.450	02/01/19	9,430	9,410,667
Sr. Unsec’d. Notes, GMTN	2.500	04/21/21	28,660	28,082,030
Sr. Unsec’d. Notes, GMTN	3.125	01/23/23	30,462	30,026,643
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	17,365	17,548,932
Sr. Unsec’d. Notes, GMTN	5.500	01/26/20	14,765	15,410,159
Sr. Unsec’d. Notes, GMTN	6.625	04/01/18	25,000	25,000,000
Sr. Unsec’d. Notes, GMTN	7.300	05/13/19	21,690	22,727,887
Sr. Unsec’d. Notes, MTN	2.125	04/25/18	26,790	26,782,084
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	40,640	39,677,891
Sr. Unsec’d. Notes, MTN	2.750	05/19/22	4,505	4,393,368

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	5,498	$ 5,707,213

MUFG Bank Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300	03/10/19	20,200	20,098,583
MUFG Union Bank NA, Sr. Unsec’d. Notes	2.625	09/26/18	17,785	17,774,429
PNC Bank NA,
Sr. Unsec’d. Notes	2.200	01/28/19	5,425	5,401,519
Sub. Notes	2.950	01/30/23	4,575	4,474,413

Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875	09/12/23	15,672	15,477,052
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	13,590	13,461,928
Sr. Unsec’d. Notes, MTN	3.125	01/08/21	8,000	7,934,240

Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375	03/25/19	44,760	44,620,707
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes	2.450	01/10/19	8,680	8,657,533
Gtd. Notes	2.450	01/16/20	7,110	7,033,198
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.442	10/19/21	4,330	4,205,431
Sr. Unsec’d. Notes	3.102	01/17/23	38,315	37,687,604
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes	2.350	11/01/18	7,695	7,679,441
Sr. Unsec’d. Notes	2.500	05/01/19	20,200	20,138,999
Sr. Unsec’d. Notes	2.700	01/27/22	13,070	12,782,285

Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	13,630	13,029,138
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375	08/14/19	15,410	15,297,301
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.650	02/01/22	28,325	27,463,027
Gtd. Notes, 144A	2.950	09/24/20	7,895	7,836,135
Gtd. Notes, 144A	3.000	04/15/21	5,074	5,020,421
Gtd. Notes, 144A	3.491	05/23/23	12,500	12,349,568

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.625	07/22/22	39,790	38,488,628
				2,434,212,278
Beverages 1.4%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	1.900	02/01/19	10,000	9,970,891

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Anheuser-Busch InBev Finance, Inc. (Belgium), (cont’d.)
Gtd. Notes	2.650%	02/01/21	77,630	$ 77,021,999
Gtd. Notes	3.300	02/01/23	7,385	7,390,428

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375	01/15/20	10,000	10,461,415
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375	11/26/18	11,400	11,386,891
Constellation Brands, Inc.,
Gtd. Notes	2.700	05/09/22	13,435	13,033,138
Gtd. Notes	3.875	11/15/19	10,000	10,134,860
				139,399,622
Biotechnology 2.4%
Amgen, Inc.,
Sr. Unsec’d. Notes	1.850	08/19/21	12,785	12,250,435
Sr. Unsec’d. Notes	2.125	05/01/20	13,895	13,652,070
Sr. Unsec’d. Notes	2.200	05/22/19	24,700	24,544,350
Sr. Unsec’d. Notes	2.650	05/11/22	44,355	43,278,159
Sr. Unsec’d. Notes	6.150	06/01/18	6,000	6,029,884

Baxalta, Inc., Gtd. Notes	2.875	06/23/20	35,210	34,962,428
Biogen, Inc., Sr. Unsec’d. Notes	2.900	09/15/20	17,408	17,301,790
Celgene Corp.,
Sr. Unsec’d. Notes	2.250	08/15/21	17,910	17,321,838
Sr. Unsec’d. Notes	2.750	02/15/23	30,500	29,276,671
Sr. Unsec’d. Notes	2.875	08/15/20	27,740	27,630,153
Sr. Unsec’d. Notes	3.625	05/15/24	8,120	8,017,078

Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550	09/01/20	9,620	9,542,351
				243,807,207
Building Materials 0.8%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000	06/15/20	11,225	11,171,790
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.702(c)	12/20/19	17,500	17,526,695
Owens Corning, Gtd. Notes	4.200	12/15/22	25,246	25,825,323

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Vulcan Materials Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	2.570%(c)	03/01/21	16,305	$ 16,309,785
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.725(c)	06/15/20	12,130	12,111,900
				82,945,493
Chemicals 3.0%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	8,900	9,283,226
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400	12/01/21	16,305	16,099,069
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	2.450	05/01/20	16,040	15,894,144
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21	44,913	46,192,606
Sr. Unsec’d. Notes	8.550	05/15/19	15,000	15,921,287

E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.200	05/01/20	11,065	10,912,052
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	39,675	39,438,848
Sr. Unsec’d. Notes	4.500	01/15/21	449	463,923

INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250	10/15/19	7,635	7,624,311
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.000	04/15/19	20,995	21,313,007
Sr. Unsec’d. Notes	6.000	11/15/21	19,935	21,519,638

Mosaic Co. (The), Sr. Unsec’d. Notes	3.250	11/15/22	28,770	28,167,737
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	4.875	03/30/20	19,415	20,009,296
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.750	06/01/22	22,130	21,554,053
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400	12/03/20	20,875	20,982,332
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	7.875	06/11/19	7,933	8,362,297
				303,737,826
Commercial Services 0.7%
Ecolab, Inc., Sr. Unsec’d. Notes	2.250	01/12/20	4,215	4,168,302

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Equifax, Inc., Sr. Unsec’d. Notes	2.300%	06/01/21	6,100	$ 5,914,562
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.350	10/15/19	20,835	20,625,799
Gtd. Notes, 144A	2.600	12/01/21	25,000	24,365,149
Gtd. Notes, 144A	2.800	11/01/18	2,050	2,050,075
Gtd. Notes, 144A	5.250	10/01/20	6,000	6,297,646

Total System Services, Inc., Sr. Unsec’d. Notes	3.800	04/01/21	11,178	11,294,520
				74,716,053
Computers 1.1%
Apple, Inc.,
Sr. Unsec’d. Notes	2.250	02/23/21	8,870	8,736,594
Sr. Unsec’d. Notes	2.850	05/06/21	5,000	5,003,028
Sr. Unsec’d. Notes	3.000	02/09/24	13,990	13,832,177

Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	27,350	27,473,708
EMC Corp., Sr. Unsec’d. Notes	1.875	06/01/18	22,460	22,397,491
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.850	10/05/18	24,090	24,114,746
Sr. Unsec’d. Notes	3.600	10/15/20	2,136	2,155,761

Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	13,195	13,272,842
				116,986,347
Diversified Financial Services 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750	05/15/19	7,310	7,355,755
American Express Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	2.494(c)	05/22/18	2,000	2,001,150
Sr. Unsec’d. Notes	2.500	08/01/22	25,000	24,114,763

American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250	08/15/19	8,850	8,798,389
Capital One Bank USA NA,
Sr. Unsec’d. Notes	2.150	11/21/18	3,675	3,662,335
Sr. Unsec’d. Notes	2.300	06/05/19	11,125	11,048,657
Sub. Notes	8.800	07/15/19	7,995	8,567,357

Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200	07/25/18	3,950	3,948,771

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	16,644	$ 16,646,996
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes	5.250	02/06/12	1,520	60,800
Sr. Unsec’d. Notes	5.625	01/24/13	1,000	40,500
Sr. Unsec’d. Notes	6.000	07/19/12	900	36,000

Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750	03/19/19	32,025	31,998,434
Synchrony Financial,
Sr. Unsec’d. Notes	2.600	01/15/19	15,645	15,610,168
Sr. Unsec’d. Notes	2.700	02/03/20	14,715	14,559,355
Sr. Unsec’d. Notes	3.000	08/15/19	10,115	10,084,502
				158,533,932
Electric 5.2%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.500	09/01/22	12,160	11,784,410
Commonwealth Edison Co., First Mortgage	2.150	01/15/19	5,375	5,350,711
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	16,755	16,180,781
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	12,200	12,045,918
Jr. Sub. Notes	2.962	07/01/19	2,810	2,804,843
Jr. Sub. Notes	4.104	04/01/21	22,500	22,979,543
Sr. Unsec’d. Notes, Series B	2.750	09/15/22	10,000	9,672,136
Sr. Unsec’d. Notes, Series C	2.000	08/15/21	13,955	13,326,632
Duke Energy Corp.,
Sr. Unsec’d. Notes	1.800	09/01/21	15,715	14,958,342
Sr. Unsec’d. Notes	2.100	06/15/18	4,350	4,345,572
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A	2.150	01/22/19	12,900	12,839,224
Sr. Unsec’d. Notes, 144A	2.350	10/13/20	12,350	12,145,467
Emera US Finance LP (Canada),
Gtd. Notes	2.150	06/15/19	1,750	1,728,899
Gtd. Notes	2.700	06/15/21	32,535	31,795,805
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	10,890	10,523,421
Gtd. Notes, 144A	2.875	05/25/22	23,170	22,612,072
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	10,493	10,710,227

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Entergy Corp., (cont’d.)
Sr. Unsec’d. Notes	5.125%	09/15/20	11,128	$ 11,586,362

Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750	03/15/22	2,805	2,749,288
Exelon Corp.,
Jr. Sub. Notes	3.497(c)	06/01/22	23,219	22,995,952
Sr. Unsec’d. Notes	2.450	04/15/21	4,940	4,828,088
Sr. Unsec’d. Notes	2.850	06/15/20	10,670	10,574,265
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes	2.950	01/15/20	26,996	26,920,774
Sr. Unsec’d. Notes	5.200	10/01/19	4,994	5,146,655

FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.850	07/15/22	25,000	24,267,877
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	2.100	10/04/21	13,335	12,747,626
Georgia Power Co., Sr. Unsec’d. Notes	2.400	04/01/21	19,095	18,770,327
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	7,866,924
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	1.649	09/01/18	14,030	13,964,554
Gtd. Notes	2.800	01/15/23	14,510	14,120,380
Gtd. Notes	4.500	06/01/21	20,900	21,614,714

Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.250	09/15/21	5,290	5,283,098
PG&E Corp., Sr. Unsec’d. Notes(a)	2.400	03/01/19	18,060	17,942,693
PSEG Power LLC, Gtd. Notes(a)	3.000	06/15/21	14,230	14,179,271
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.209(c)	01/15/21	23,740	23,757,401
Sr. Unsec’d. Notes	2.850	11/15/20	22,900	22,725,047
Sr. Unsec’d. Notes	2.900	02/01/23	17,000	16,630,028
Southern Co. (The),
Sr. Unsec’d. Notes	2.350	07/01/21	4,505	4,365,534
Sr. Unsec’d. Notes	2.450	09/01/18	7,050	7,042,131
Sr. Unsec’d. Notes	2.750	06/15/20	12,818	12,709,394
				538,592,386
Electronics 0.3%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	18,569	18,392,620

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Electronics (cont’d.)
Fortive Corp., Sr. Unsec’d. Notes	2.350%	06/15/21	7,845	$ 7,626,850
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350	08/01/19	3,455	3,436,569
				29,456,039
Foods 2.1%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300	03/15/21	7,375	7,418,752
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	2.500	03/15/20	14,625	14,466,988
Kraft Heinz Foods Co.,
Gtd. Notes	2.800	07/02/20	38,045	37,781,529
Gtd. Notes	6.125	08/23/18	11,431	11,589,207
Kroger Co. (The),
Sr. Unsec’d. Notes	2.300	01/15/19	4,125	4,114,404
Sr. Unsec’d. Notes	2.800	08/01/22	7,525	7,319,360

McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	23,140	22,506,376
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	17,430	16,633,073
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.650	10/03/21	17,035	16,310,653
Sysco Corp., Gtd. Notes	2.500	07/15/21	6,520	6,397,676
Tyson Foods, Inc.,
Gtd. Notes	2.650	08/15/19	13,580	13,503,117
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	2.434(c)	05/30/19	13,200	13,222,498
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.567(c)	06/02/20	20,000	20,043,594
Wm Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A	2.400	10/21/18	23,740	23,711,718
Sr. Unsec’d. Notes, 144A	2.900	10/21/19	2,550	2,551,295
				217,570,240
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20	13,600	14,377,625
Gas 0.1%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	2.800	11/15/20	9,700	9,606,404

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Hand/Machine Tools 0.3%
Stanley Black & Decker, Inc.,
Sub. Notes	1.622%	11/17/18	6,450	$ 6,404,326
Sub. Notes	2.451	11/17/18	22,195	22,150,034
				28,554,360
Healthcare-Products 2.3%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.800	09/15/20	25,260	25,134,809
Sr. Unsec’d. Notes	2.900	11/30/21	31,245	30,914,400
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.675	12/15/19	15,444	15,354,734
Sr. Unsec’d. Notes	2.894	06/06/22	45,580	44,224,483

Boston Scientific Corp., Sr. Unsec’d. Notes	2.850	05/15/20	6,575	6,532,249
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	10,525	10,526,503
Medtronic, Inc., Gtd. Notes	2.500	03/15/20	38,610	38,399,039
Stryker Corp., Sr. Unsec’d. Notes	2.625	03/15/21	17,460	17,274,186
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.000	04/01/18	13,075	13,075,000
Sr. Unsec’d. Notes	2.700	04/01/20	15,435	15,267,420
Sr. Unsec’d. Notes	3.150	04/01/22	20,347	20,055,401
				236,758,224
Healthcare-Services 2.0%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.200	03/15/19	10,125	10,077,596
Sr. Unsec’d. Notes	2.750	11/15/22	9,142	8,805,756
Anthem, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/19	23,940	23,709,999
Sr. Unsec’d. Notes	2.300	07/15/18	9,875	9,866,510
Sr. Unsec’d. Notes	2.950	12/01/22	22,580	21,972,169
Sr. Unsec’d. Notes	3.700	08/15/21	14,150	14,311,635
Sr. Unsec’d. Notes	4.350	08/15/20	3,930	4,046,442

Catholic Health Initiatives, Unsec’d. Notes	2.600	08/01/18	5,270	5,276,478
Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	25,000	25,312,500
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21	1,416	1,500,539

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Dignity Health, Sec’d. Notes	2.637%	11/01/19	8,900	$ 8,862,044
Humana, Inc., Sr. Unsec’d. Notes	2.625	10/01/19	9,010	8,962,167
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.500	11/01/18	8,100	8,093,133
Sr. Unsec’d. Notes	2.625	02/01/20	3,640	3,611,287
Sr. Unsec’d. Notes	4.625	11/15/20	3,730	3,861,858

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500	03/30/20	30,000	29,755,174
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes(a)	2.300	12/15/19	8,600	8,521,998
Sr. Unsec’d. Notes	2.700	07/15/20	4,800	4,778,717
				201,326,002
Home Builders 0.3%
Lennar Corp., Gtd. Notes	4.125	01/15/22	15,600	15,341,820
PulteGroup, Inc., Gtd. Notes	4.250	03/01/21	5,143	5,200,087
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18	8,050	8,099,910
				28,641,817
Home Furnishings 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400	03/01/19	12,725	12,684,805
Household Products/Wares 0.6%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	08/01/22	14,710	14,249,479
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375	06/24/22	52,040	49,960,437
				64,209,916
Housewares 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	2.600	03/29/19	1,184	1,178,637
Sr. Unsec’d. Notes	2.875	12/01/19	34,655	34,465,084

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Housewares (cont’d.)
Newell Brands, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.150%	04/01/21	11,575	$ 11,454,287
Sr. Unsec’d. Notes	4.000	06/15/22	10,895	10,923,473
				58,021,481
Insurance 2.7%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500	11/15/20	500	525,538
American International Group, Inc.,
Sr. Unsec’d. Notes	2.300	07/16/19	29,190	28,918,758
Sr. Unsec’d. Notes	3.300	03/01/21	15,095	15,110,623

AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	6,075	6,388,479
AXIS Specialty Finance PLC, Gtd. Notes	2.650	04/01/19	16,253	16,217,429
Chubb INA Holdings, Inc., Gtd. Notes	2.300	11/03/20	14,800	14,576,329
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	6,300	6,429,851
Gtd. Notes, 144A	5.000	06/01/21	10,554	11,096,893

Markel Corp., Sr. Unsec’d. Notes	7.125	09/30/19	14,001	14,832,117
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550	10/15/18	5,875	5,874,787
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300	04/10/19	40,000	39,812,364
New York Life Global Funding, Sec’d. Notes, 144A, MTN	2.100	01/02/19	20,570	20,472,447
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950	11/01/19	23,585	23,534,537
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	2.200	04/08/20	9,525	9,381,139
Sr. Sec’d. Notes, 144A, MTN	1.500	04/18/19	3,570	3,523,602

Trinity Acquisition PLC, Gtd. Notes	3.500	09/15/21	9,895	9,881,675
Unum Group, Sr. Unsec’d. Notes	3.000	05/15/21	6,145	6,092,764
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150	08/15/19	642	668,812
Willis Towers Watson PLC, Gtd. Notes	5.750	03/15/21	16,033	17,063,235

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
WR Berkley Corp.,
Sr. Unsec’d. Notes	4.625%	03/15/22	16,075	$ 16,731,475
Sr. Unsec’d. Notes	7.375	09/15/19	3,960	4,190,905

XLIT Ltd. (Bermuda), Gtd. Notes	2.300	12/15/18	9,251	9,215,866
				280,539,625
Internet 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	2.800	08/22/24	22,165	21,506,789
Investment Companies 0.1%
Leucadia National Corp., Sr. Unsec’d. Notes	5.500	10/18/23	10,073	10,356,523
Iron/Steel 0.1%
Nucor Corp., Sr. Unsec’d. Notes	5.850	06/01/18	11,000	11,060,271
Lodging 0.8%
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300	01/15/22	36,420	34,988,653
Sr. Unsec’d. Notes	3.000	03/01/19	25,350	25,367,764
Sr. Unsec’d. Notes	3.375	10/15/20	4,195	4,216,219
Sr. Unsec’d. Notes	6.750	05/15/18	3,000	3,014,453
Sr. Unsec’d. Notes	7.150	12/01/19	10,218	10,854,101
Sr. Unsec’d. Notes, Series N	3.125	10/15/21	2,723	2,699,557
				81,140,747
Machinery-Construction & Mining 0.0%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.700	06/16/18	500	499,337
Media 2.4%
21st Century Fox America, Inc., Gtd. Notes	5.650	08/15/20	7,180	7,596,569
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.579	07/23/20	2,400	2,406,757

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	4.464%	07/23/22	49,305	$ 50,364,530

CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	4,698	4,778,806
Discovery Communications LLC, Gtd. Notes	2.200	09/20/19	12,440	12,312,746
DISH DBS Corp., Gtd. Notes	4.250	04/01/18	10,000	10,000,000
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974	04/15/19	13,725	13,624,676
NBCUniversal Media LLC, Gtd. Notes	4.375	04/01/21	5,355	5,563,512
RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500	03/16/23	6,240	6,248,092
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes	2.800	06/15/20	500	493,561
Sr. Unsec’d. Notes	3.500	06/15/22	30,770	30,616,313

Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625	09/16/19	11,900	11,849,882
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.750	07/01/18	9,162	9,248,340
Sr. Sec’d. Notes	8.250	04/01/19	9,759	10,241,542
Sr. Sec’d. Notes	8.750	02/14/19	10,135	10,612,813
Time Warner, Inc.,
Gtd. Notes	2.100	06/01/19	14,000	13,874,027
Gtd. Notes	3.400	06/15/22	16,320	16,273,211
Viacom, Inc.,
Jr. Sub. Notes(a)	5.875	02/28/57	12,500	12,515,625
Sr. Unsec’d. Notes	2.250	02/04/22	12,500	11,853,456
Sr. Unsec’d. Notes	3.125	06/15/22	5,000	4,877,851
				245,352,309
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400	05/30/21	1,563	1,614,538
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250	10/19/75	2,935	3,089,087
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21	10,112	10,194,343
				14,897,968

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.1%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.625%	09/15/20	9,000	$ 8,910,000
Oil & Gas 3.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850	03/15/21	35,825	37,230,672
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	26,093	25,794,989
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	1.375	05/10/18	15,300	15,281,028
Gtd. Notes	2.112	09/16/21	20,440	19,755,175
Gtd. Notes(a)	2.520	09/19/22	15,000	14,563,821

Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.450	11/15/21	11,400	11,484,901
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.000	08/15/22	3,400	3,277,027
Sr. Unsec’d. Notes	5.700	10/15/19	21,014	21,734,780

CNOOC Finance 2013 Ltd. (China), Gtd. Notes	1.750	05/09/18	8,450	8,440,452
Devon Energy Corp.,
Sr. Unsec’d. Notes	3.250	05/15/22	24,434	24,139,208
Sr. Unsec’d. Notes	4.000	07/15/21	10,941	11,140,621

Encana Corp. (Canada), Sr. Unsec’d. Notes(a)	3.900	11/15/21	29,370	29,808,300
EOG Resources, Inc.,
Sr. Unsec’d. Notes	4.100	02/01/21	3,390	3,468,053
Sr. Unsec’d. Notes	4.400	06/01/20	5,250	5,394,215

EQT Corp., Sr. Unsec’d. Notes	2.500	10/01/20	6,905	6,751,389
Exxon Mobil Corp., Sr. Unsec’d. Notes	2.222	03/01/21	10,295	10,141,665
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	6.150	06/15/19	4,305	4,459,897
Sr. Unsec’d. Notes(a)	7.250	12/15/19	15,291	16,326,477

Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21	18,487	18,891,587
Phillips 66, Gtd. Notes, 3 Month LIBOR + 0.600%	2.606(c)	02/26/21	7,120	7,128,763
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875	05/01/18	19,140	19,207,229
				314,420,249

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773%	12/15/22	21,720	$ 21,268,088
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	2.350	12/21/18	12,920	12,884,543
Sr. Unsec’d. Notes, 144A	3.000	12/21/20	10,125	10,099,911
				44,252,542
Packaging & Containers 0.4%
Ball Corp., Gtd. Notes	4.375	12/15/20	1,940	1,971,525
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800	08/01/19	1,879	1,971,244
WestRock Co., Gtd. Notes, 144A	3.750	03/15/25	10,190	10,166,404
WestRock RKT Co.,
Gtd. Notes	3.500	03/01/20	13,815	13,922,283
Gtd. Notes	4.450	03/01/19	12,675	12,857,074
				40,888,530
Pharmaceuticals 6.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.000	11/06/18	5,000	4,980,728
Sr. Unsec’d. Notes	2.300	05/14/21	20,430	19,915,162
Sr. Unsec’d. Notes	2.500	05/14/20	61,995	61,192,824
Allergan Funding SCS,
Gtd. Notes	2.450	06/15/19	6,530	6,480,227
Gtd. Notes	3.000	03/12/20	88,025	87,571,140
Gtd. Notes	3.450	03/15/22	16,180	16,041,671

Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375	10/08/19	15,975	15,836,794
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616	06/15/22	23,985	23,186,253
CVS Health Corp.,
Sr. Unsec’d. Notes	2.125	06/01/21	5,000	4,830,519
Sr. Unsec’d. Notes	2.250	12/05/18	4,250	4,234,989
Sr. Unsec’d. Notes	2.250	08/12/19	20,350	20,146,451
Sr. Unsec’d. Notes	2.800	07/20/20	69,833	69,334,642
Sr. Unsec’d. Notes	3.700	03/09/23	42,735	42,967,051
Sr. Unsec’d. Notes	4.750	12/01/22	7,796	8,165,689

Eli Lilly & Co., Sr. Unsec’d. Notes(a)	2.350	05/15/22	9,850	9,620,541

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Express Scripts Holding Co.,
Gtd. Notes	3.050%	11/30/22	14,900	$ 14,570,660
Gtd. Notes	4.750	11/15/21	29,510	30,762,577

McKesson Corp., Sr. Unsec’d. Notes	2.284	03/15/19	24,800	24,666,582
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000	11/15/20	27,255	27,149,316
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	4.125	09/15/20	2,000	2,040,168
Mylan NV,
Gtd. Notes	2.500	06/07/19	13,010	12,908,899
Gtd. Notes	3.000	12/15/18	4,090	4,089,938
Gtd. Notes	3.150	06/15/21	25,110	24,759,739
Mylan, Inc.,
Gtd. Notes	2.550	03/28/19	3,195	3,178,515
Gtd. Notes	2.600	06/24/18	7,855	7,847,781
Gtd. Notes	4.200	11/29/23	16,000	16,186,496
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	1.900	09/23/19	17,540	17,250,516
Gtd. Notes	2.400	09/23/21	47,645	46,002,295

Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	2.200	07/21/21	56,780	51,130,500
Zoetis, Inc., Sr. Unsec’d. Notes	3.450	11/13/20	15,455	15,563,390
				692,612,053
Pipelines 2.4%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650	11/15/18	5,610	5,596,003
Columbia Pipeline Group, Inc., Gtd. Notes	2.450	06/01/18	8,745	8,739,417
DCP Midstream Operating LP,
Gtd. Notes	2.700	04/01/19	4,560	4,514,400
Gtd. Notes, 144A	5.350	03/15/20	16,500	16,953,750

Enable Midstream Partners LP, Sr. Unsec’d. Notes	2.400	05/15/19	6,545	6,475,543
EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.400	04/01/24	3,675	3,669,565
Enterprise Products Operating LLC,
Gtd. Notes	1.650	05/07/18	8,305	8,297,027
Gtd. Notes	2.550	10/15/19	14,680	14,588,572

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC, (cont’d.)
Gtd. Notes	2.850%	04/15/21	17,180	$ 16,980,040
Gtd. Notes	6.650	04/15/18	3,400	3,403,828
Kinder Morgan Energy Partners LP,
Gtd. Notes	2.650	02/01/19	8,300	8,275,148
Gtd. Notes	3.950	09/01/22	10,000	10,073,674
Gtd. Notes	5.000	10/01/21	29,692	30,967,450
Gtd. Notes	6.500	04/01/20	5,000	5,294,681

Kinder Morgan, Inc., Gtd. Notes, 144A	5.000	02/15/21	3,500	3,634,055
MPLX LP, Sr. Unsec’d. Notes	3.375	03/15/23	9,860	9,742,675
ONEOK Partners LP,
Gtd. Notes	3.200	09/15/18	9,185	9,219,287
Gtd. Notes	3.375	10/01/22	6,670	6,565,163

Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646	02/15/20	3,535	3,501,312
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950	09/25/18	20,415	20,435,311
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800	10/15/22	1,500	1,440,582
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600	08/15/18	7,142	7,133,223
Williams Partners LP,
Sr. Unsec’d. Notes	3.600	03/15/22	12,775	12,717,178
Sr. Unsec’d. Notes	4.000	11/15/21	4,559	4,612,048
Sr. Unsec’d. Notes	4.125	11/15/20	2,392	2,429,792
Sr. Unsec’d. Notes	4.300	03/04/24	6,450	6,538,126
Sr. Unsec’d. Notes	5.250	03/15/20	12,042	12,478,008
				244,275,858
Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125	03/20/22	25,160	25,017,630
Real Estate Investment Trusts (REITs) 2.3%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	2.950	09/15/22	10,258	10,090,262
Brandywine Operating Partnership LP, Gtd. Notes	3.950	02/15/23	5,450	5,498,522

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	33,867	$ 35,582,021
Digital Realty Trust LP,
Gtd. Notes	2.750	02/01/23	10,050	9,649,067
Gtd. Notes	3.400	10/01/20	6,235	6,272,436
Gtd. Notes	5.875	02/01/20	20,020	20,889,834

ERP Operating LP, Sr. Unsec’d. Notes	2.375	07/01/19	11,370	11,317,375
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750	08/15/19	5,100	5,120,903
HCP, Inc., Sr. Unsec’d. Notes	3.150	08/01/22	13,097	12,910,578
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,654,311
Sr. Unsec’d. Notes, Series D	3.750	10/15/23	3,330	3,291,598

Liberty Property LP, Sr. Unsec’d. Notes	4.750	10/01/20	6,000	6,207,037
Regency Centers LP, Gtd. Notes	6.000	06/15/20	3,877	4,113,849
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375	11/05/19	9,100	9,008,310
Simon Property Group LP, Sr. Unsec’d. Notes	2.200	02/01/19	12,200	12,156,266
Ventas Realty LP, Gtd. Notes	3.100	01/15/23	24,030	23,600,591
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes	3.250	08/15/22	3,100	3,072,743
Gtd. Notes	4.750	06/01/21	875	910,439
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A	2.700	09/17/19	5,400	5,374,227
Gtd. Notes, 144A	3.250	10/05/20	13,485	13,501,006
Welltower, Inc.,
Sr. Unsec’d. Notes	5.250	01/15/22	20,485	21,763,404
Sr. Unsec’d. Notes	6.125	04/15/20	5,930	6,279,197

Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375	10/01/19	7,607	8,092,997
				238,356,973

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Retail 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	2.500%	04/15/21	6,310	$ 6,184,073
Dollar General Corp., Sr. Unsec’d. Notes	1.875	04/15/18	26,920	26,908,299
L Brands, Inc., Gtd. Notes	6.625	04/01/21	9,375	9,960,937
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.375	09/01/23	10,620	10,692,328
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700	11/18/19	11,240	11,185,316
				64,930,953
Savings & Loans 0.1%
First Niagara Financial Group, Inc., Sub. Notes	7.250	12/15/21	12,000	13,485,844
Semiconductors 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000	01/15/22	50,670	49,719,752
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375	11/01/19	2,550	2,569,127
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	13,825	13,806,874
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21	34,535	33,674,180
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.750	06/01/18	8,825	8,836,472
Gtd. Notes, 144A	3.875	09/01/22	10,000	9,925,000
QUALCOMM, Inc.,
Sr. Unsec’d. Notes	2.600	01/30/23	4,090	3,922,771
Sr. Unsec’d. Notes	3.000	05/20/22	35,000	34,478,204
				156,932,380
Software 1.3%
CA, Inc.,
Sr. Unsec’d. Notes	2.875	08/15/18	7,865	7,880,420
Sr. Unsec’d. Notes	3.600	08/15/22	22,265	22,462,051

Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	15,115	15,350,177
Fidelity National Information Services, Inc.,
Gtd. Notes	2.000	04/15/18	7,500	7,497,876
Sr. Unsec’d. Notes	2.250	08/15/21	15,425	14,906,665

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Fidelity National Information Services, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.625%	10/15/20	12,110	$ 12,262,116

Fiserv, Inc., Sr. Unsec’d. Notes	2.700	06/01/20	15,210	15,113,383
Microsoft Corp., Sr. Unsec’d. Notes	2.875	02/06/24	13,930	13,688,769
Oracle Corp.,
Sr. Unsec’d. Notes	1.900	09/15/21	18,460	17,822,326
Sr. Unsec’d. Notes	2.375	01/15/19	7,340	7,340,008
				134,323,791
Telecommunications 3.5%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20	11,400	11,766,020
AT&T, Inc.,
Sr. Unsec’d. Notes	2.450	06/30/20	77,815	76,921,694
Sr. Unsec’d. Notes	3.000	06/30/22	7,185	7,055,969
Sr. Unsec’d. Notes	3.600	02/17/23	9,700	9,757,930
Sr. Unsec’d. Notes	3.800	03/15/22	14,195	14,399,450
Sr. Unsec’d. Notes	3.800	03/01/24	33,900	33,953,652
Sr. Unsec’d. Notes	4.600	02/15/21	4,700	4,868,733

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350	02/14/19	6,800	6,775,306
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	1.950	09/19/21	21,860	20,957,975
Gtd. Notes, 144A	2.820	01/19/22	32,770	32,191,312
Orange SA (France),
Sr. Unsec’d. Notes	2.750	02/06/19	21,115	21,107,328
Sr. Unsec’d. Notes	5.375	07/08/19	4,828	4,978,562

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	21,875	21,738,281
Telefonica Emisiones SAU (Spain), Gtd. Notes	3.192	04/27/18	28,700	28,711,480
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500	11/15/19	8,700	9,030,861
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	3.125	03/16/22	34,480	34,174,991
Sr. Unsec’d. Notes	4.600	04/01/21	16,900	17,617,264
				356,006,808

Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	7,480	$ 7,422,879
Trucking & Leasing 0.3%
Penske Truck Leasing Co. Lp/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	2.500	06/15/19	11,175	11,118,918
Sr. Unsec’d. Notes, 144A	3.200	07/15/20	17,770	17,795,643
Sr. Unsec’d. Notes, 144A	3.300	04/01/21	1,200	1,202,052
				30,116,613
Total Corporate Bonds (cost $8,888,224,630)				8,771,444,986
Municipal Bond 0.1%
Alabama
Alabama Economic Settlement Authority (cost $5,150,000)	3.163	09/15/25	5,150	5,141,709
U.S. Treasury Obligations 0.1%
U.S. Treasury Notes
	2.250	02/29/20	4,650	4,647,820
	2.625	02/28/23	4,800	4,814,625
Total U.S. Treasury Obligations (cost $9,440,149)				9,462,445

	Shares
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 8.137% (cost $3,342,000)	132,000	3,589,080
Total Long-Term Investments (cost $10,208,281,781)		10,088,688,681

Description	Shares	Value
Short-Term Investments 2.0%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (w)	159,649,270	$ 159,649,270
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $49,261,123; includes $49,134,934 of cash collateral for securities on loan)(b)(w)	49,261,456	49,251,604

TOTAL INVESTMENTS 99.9% (cost $10,417,192,174)		10,297,589,555
Other assets in excess of liabilities(z) 0.1%		11,338,958

Net Assets 100.0%		$ 10,308,928,513

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO—Collateralized Loan Obligation
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
REITs—Real Estate Investment Trust
#	Principal is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,245,588; cash collateral of $49,134,934 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolio 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7,308	2 Year U.S. Treasury Notes	Jun. 2018	$1,553,749,312	$ 1,252,385
7,617	5 Year U.S. Treasury Notes	Jun. 2018	871,848,961	3,590,333
				4,842,718

Futures contracts outstanding at March 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,266	10 Year U.S. Treasury Notes	Jun. 2018	$ 153,364,031	$(1,614,196)
45	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	7,221,094	(258,166)
				(1,872,362)
				$ 2,970,356
Cash of $5,380,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 937,260,046	$—
Bank Loans	—	39,630,558	—
Commercial Mortgage-Backed Securities	—	322,159,857	—
Corporate Bonds	—	8,771,444,986	—
Municipal Bond	—	5,141,709	—
U.S. Treasury Obligations	—	9,462,445	—
Preferred Stock	3,589,080	—	—
Affiliated Mutual Funds	208,900,874	—	—
Other Financial Instruments
Futures contracts	2,970,356	—	—
Total	$215,460,310	$10,085,099,601	$—
During the period, there were no transfers between Level 1, Level 2, and Level 3 to report.

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the Over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent thirdparty vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are alsovalued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Short-Term Corporate Bond Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 16, 2018

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date May 16, 2018

*	Print the name and title of each signing officer under his or her signature.